IVY FUNDS

Nomura Global Growth Fund
Nomura International Core Equity Fund
(each a “Fund”)

Ivy Variable Insurance Portfolios

Nomura VIP Global Growth Series
Nomura VIP International Core Equity Series
(each a “Series”)

Supplement to each Fund’s and each Series’ Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (“SAI”), as amended

Effective immediately, the changes set forth below will take place.
Under the “Fund summaries – Who manages the Fund?” and “Series summaries – Who manages the Series?” section of each Prospectus, the current information within the portfolio manager table is replaced in its entirety with the following:

Who manages the Fund?

Investment manager
Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Charles John, CFA	Managing Director, Senior Portfolio Manager	November 2021
Charles (Trey) Schorgl, CFA	Managing Director, Senior Portfolio Manager	July 2023

The following replaces the applicable information in the section of the Funds’ Statutory Prospectus entitled “Who manages the Funds – Portfolio managers”:
Nomura Global Growth Fund
Charles John and Charles (Trey) Schorgl are primarily responsible for the day-to-day portfolio management of the Fund.
Nomura International Core Equity Fund
Charles John and Charles (Trey) Schorgl are primarily responsible for the day-to-day portfolio management of the Fund.
The following replaces the applicable information in the section of the Series’ Statutory Prospectus entitled “Who manages the Series – Portfolio managers”:
Nomura VIP Global Growth Series
Charles John and Charles (Trey) Schorgl are primarily responsible for the day-to-day portfolio management of the Series.

Nomura VIP International Core Equity Series
Charles John and Charles (Trey) Schorgl are primarily responsible for the day-to-day portfolio management of the Series.
Within each Fund’s and each Series’ Prospectuses and SAIs, all references to the portfolio managers for the Funds and Series are updated to reflect the information noted above and references to any prior portfolio managers for the Funds and Series are removed therein.
Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund or Series or acting on a distribution check (if applicable).
Please keep this Supplement for future reference.
This Supplement is dated October 29, 2026.